                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5340

  NAME OF REGISTRANT:                                                    VANGUARD NEW JERSEY TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2014 - JUNE 30, 2015

  FUND:   VANGUARD NEW JERSEY TAX-EXEMPT MONEY MARKET FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen New Jersey Investment Quality Municipal Fund, Inc.

  TICKER:               NQJ                                  CUSIP:   670971605

  MEETING DATE:   8/15/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR WILLIAM ADAMS IV                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JOHN K. NELSON                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR THOMAS S. SCHREIER, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR TERENCE J. TOTH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE REORGANIZATION OF FUNDS BETWEEN         ISSUER            YES             FOR                  FOR

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND,

INC. AND NUVEEN NEW JERSEY DIVIDEND ADVANTAGE

MUNICIPAL FUND

PROPOSAL #4a: APPROVE INVESTMENT MANAGEMENT AGREEMENT        ISSUER            YES             FOR                  FOR

 BETWEEN NUVEEN NEW JERSEY INVESTMENT QUALITY

MUNICIPAL FUND, INC. AND NUVEEN FUND ADVISORS, LLC

PROPOSAL #4b: APPROVE SUBADVISORY AGREEMENT BETWEEN          ISSUER            YES             FOR                  FOR

NUVEEN FUND ADVISORS, LLC AND NUVEEN ASSET

MANAGEMENT, LLC

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen New Jersey Premium Income Municipal Fund, Inc.

  TICKER:               NNJ                                  CUSIP:   67101N601

  MEETING DATE:   8/15/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1.1: ELECT DIRECTOR WILLIAM ADAMS IV                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.2: ELECT DIRECTOR ROBERT P. BREMNER                  ISSUER            YES             FOR                  FOR

PROPOSAL #1.3: ELECT DIRECTOR JACK B. EVANS                         ISSUER            YES             FOR                  FOR

PROPOSAL #1.4: ELECT DIRECTOR DAVID J. KUNDERT                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.5: ELECT DIRECTOR JOHN K. NELSON                       ISSUER            YES             FOR                  FOR

PROPOSAL #1.6: ELECT DIRECTOR THOMAS S. SCHREIER, JR.        ISSUER            YES             FOR                  FOR

PROPOSAL #1.7: ELECT DIRECTOR JUDITH M. STOCKDALE               ISSUER            YES             FOR                  FOR

PROPOSAL #1.8: ELECT DIRECTOR CAROLE E. STONE                      ISSUER            YES             FOR                  FOR

PROPOSAL #1.9: ELECT DIRECTOR VIRGINIA L. STRINGER             ISSUER            YES             FOR                  FOR

PROPOSAL #1.10: ELECT DIRECTOR TERENCE J. TOTH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1.11: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1.12: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

PROPOSAL #2: APPROVE REORGANIZATION OF FUNDS BETWEEN         ISSUER            YES             FOR                  FOR

NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.

 AND NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL

PROPOSAL #4a: APPROVE INVESTMENT MANAGEMENT AGREEMENT        ISSUER            YES             FOR                  FOR

 BETWEEN NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL

FUND, INC. AND NUVEEN FUND ADVISORS, LLC.

PROPOSAL #4b: APPROVE SUBADVISORY AGREEMENT BETWEEN          ISSUER            YES             FOR                  FOR

NUVEEN FUND ADVISORS, LLC AND NUVEEN ASSET

MANAGEMENT, LLC

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD NEW JERSEY TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 27, 2015

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.